Emerging Markets Equity Fund Performance Management - Emerging Markets Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund's Institutional Class, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the MSCI ACWI (All Country World Index) ex USA Index - Net, during the same periods. In addition, the performance of the MSCI Emerging Markets Index - Net is provided to show how the Fund's performance compares with the returns of another securities market index that reflects the market sectors in which the Fund invests, during the same periods.The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund's Institutional Class, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the MSCI ACWI (All Country World Index) ex USA Index - Net, during the same periods.
Performance Additional Market Index [Text]	In addition, the performance of the MSCI Emerging Markets Index - Net is provided to show how the Fund's performance compares with the returns of another securities market index that reflects the market sectors in which the Fund invests, during the same periods.
Bar Chart [Heading]	Investor Class Annual Total Returns years ended 12/31
Bar Chart Closing [Text Block]	Best Quarter:20.95%6/30/2020Worst Quarter:(23.73)%3/31/2020
Performance Table Heading	Average Annual Total Returns as of 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
Performance Availability Website Address [Text]	GuideStoneFunds.com
Performance Availability Phone [Text]	1-888-GS-FUNDS (1-888-473-8637)
Investor
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	20.95%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(23.73%)
Lowest Quarterly Return, Date	Mar. 31, 2020